Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	572,711,598.56	30,054
Yield Supplement Overcollateralization Amount 04/30/21	26,598,531.72	0
Receivables Balance 04/30/21	599,310,130.28	30,054
Principal Payments	25,002,405.39	678
Defaulted Receivables	377,852.41	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	25,141,970.88	0
Pool Balance at 05/31/21	548,787,901.60	29,357

Pool Statistics	$ Amount	# of Accounts
Pool Factor	64.07%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	2,027,320.54	90
Past Due 61-90 days	466,333.71	21
Past Due 91-120 days	159,097.68	10
Past Due 121+ days	0.00	0
Total	2,652,751.93	121

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.11%
Delinquency Trigger Occurred	NO

Recoveries	313,191.27
Aggregate Net Losses/(Gains) - May 2021	64,661.14
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.13%
Prior Net Losses Ratio	0.11%
Second Prior Net Losses Ratio	0.16%
Third Prior Net Losses Ratio	0.06%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.16%

Overcollateralization Target Amount	6,311,060.87
Actual Overcollateralization	6,311,060.87
Weighted Average APR	3.70%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	49.69

Flow of Funds	$ Amount
Collections	27,098,701.21
Investment Earnings on Cash Accounts	209.59
Servicing Fee	(499,425.11)
Transfer to Collection Account	-
Available Funds	26,599,485.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	272,740.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,587,513.58
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,311,060.87
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,630,464.23

Total Distributions of Available Funds	26,599,485.69

Servicing Fee	499,425.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 05/17/21	566,125,415.18
Principal Paid	23,648,574.45
Note Balance @ 06/15/21	542,476,840.73

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2a
Note Balance @ 05/17/21	139,216,065.42
Principal Paid	19,452,588.92
Note Balance @ 06/15/21	119,763,476.50
Note Factor @ 06/15/21	51.6667284%

Class A-2b
Note Balance @ 05/17/21	30,029,349.76
Principal Paid	4,195,985.53
Note Balance @ 06/15/21	25,833,364.23
Note Factor @ 06/15/21	51.6667285%

Class A-3
Note Balance @ 05/17/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	281,800,000.00
Note Factor @ 06/15/21	100.0000000%

Class A-4
Note Balance @ 05/17/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	76,830,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	25,500,000.00
Note Factor @ 06/15/21	100.0000000%

Class C
Note Balance @ 05/17/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	12,750,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	320,447.01
Total Principal Paid	23,648,574.45
Total Paid	23,969,021.46

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	63,807.36
Principal Paid	19,452,588.92
Total Paid to A-2a Holders	19,516,396.28

Class A-2b
One-Month Libor	0.10088%
Coupon	0.35088%
Interest Paid	8,487.90
Principal Paid	4,195,985.53
Total Paid to A-2b Holders	4,204,473.43

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3780283
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.8979974
Total Distribution Amount	28.2760257

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2752690
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	83.9197106
Total A-2a Distribution Amount	84.1949796

A-2b Interest Distribution Amount	0.1697580
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	83.9197106
Total A-2b Distribution Amount	84.0894686

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	193.99
Noteholders' Third Priority Principal Distributable Amount	539.14
Noteholders' Principal Distributable Amount	266.87

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	8,498,098.59
Investment Earnings	188.36
Investment Earnings Paid	(188.36)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,346,457.67	$659,352.53	$1,578,798.62
Number of Extensions	51	26	58
Ratio of extensions to Beginning of Period Receivables Balance	0.22%	0.11%	0.24%